PGIM Jennison Global Equity Income Fund Investment Strategy - PGIM Jennison Global Equity Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests under normal circumstances at least 80% of its investable assets (net assets plus borrowings for investment purposes) in income-producing equity and equity-related securities. Equity and equity-related securities include common stocks, securities convertible or exchangeable for common stock or the cash value of such common stock, nonconvertible preferred stocks and convertible securities, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and joint ventures and business development companies, securities of real estate investment trusts (“REITs”) and income and royalty trusts, publicly-traded master limited partnerships, American Depositary Receipts (“ADRs”) and other similar securities. The Fund may also participate in the initial public offering (“IPO”) market. The Fund may invest without limit in foreign securities, including stocks and other equity-related securities, money market instruments and other fixed-income securities of foreign issuers. Under normal circumstances, the Fund invests at least 40% of its investable assets in foreign securities, including up to 20% of its investable assets in the securities of issuers located in or otherwise economically tied to emerging markets countries (identified by the subadviser as countries classified by MSCI as emerging and frontier markets). The Fund’s investments in foreign securities may be lower if conditions are not favorable, but such investments will not be lower than 30% of the Fund’s investable assets. The Fund’s investments may be U.S. or non-U.S. dollar denominated. It is possible that conditions that are not favorable (and foreign securities exposure as low as 30%) may occur periodically and continue for extended periods of time. The Fund may from time to time be geographically concentrated and may invest a substantial amount of its assets in securities of issuers located in a single country or a small number of countries. The Fund seeks to identify attractively valued companies that exhibit solid cash flow growth and reliable/predictable earnings and revenue to produce attractive levels of dividend income. At times, the Fund may have a significant portion of its assets invested in the same economic sector.